FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 19, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:

FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Hermes Government Obligations Fund (the “Fund”)

Institutional Shares

Service Shares

Administrative Shares

Capital Shares

Premier Shares

Cash II Shares

Cash Series Shares

Trust Shares

Select Shares

Advisor Shares

Philanthropic SDG Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Post-Effective Amendment No. 241 under the Securities Act of 1933 and Amendment No. 243 under the Investment Company Act of 1940 to the Registration Statement of the above-named Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective March 30, 2022 pursuant to the provisions of Rule 485(a) (1) under the Securities Act of 1933. A Rule 485(a) filing is being made to add a new share class named Philanthropic SDG Shares.

The Fund may be marketed through banks, savings associations or credit unions.

The Registrant respectively asks for comments within 45 days of this filing.

If you have any questions on the enclosed material, please contact me at (412) 288-8652.

Very truly yours,

/s/ M. Allison Miller
M. Allison Miller
Senior Paralegal